CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents	$ 263,336	$ 50,230	$ 59,411
Accounts receivable		0	0
Loans receivable	215,000	215,000	190,000
Investment in WTXR	203,368	203,368	0
Prepaid expenses and other current assets	240,592	269,519	457,768
Total current assets	922,296	738,117	707,179
Property and equipment, net	1,150,560	1,151,231	776,560
Long-term deposits	700,000	100,000	0
Assets of discontinued operations, non-current		0	2,081,952
Total Assets	2,772,856	1,989,348	3,565,691
Current Liabilities:
Accounts payable	296,130	359,490	105,042
Accounts payable – related parties	265,670	210,170	137,690
Accrued interest	389,450	309,487	204,760
Notes payable, current maturities	167,763	199,001	188,061
Notes payable, related party	168,471	168,471	145,712
Convertible notes payable, net of discount of $675,018 and $263,018 at March 31, 2026 and December 31, 2025, respectively	1,880,351	1,169,944	815,863
Convertible notes payable – related party	84,600	22,000	22,000
Contingent liabilities	0	190,000	437,500
Liabilities of discontinued operations, current		0	369,000
Liabilities of discontinued operations, current – related parties		0	30,000
Total current liabilities	3,252,435	2,628,563	2,455,628
Notes payable - long term	84,199	0
Convertible notes payable, net of current maturities, and net of discount of $161,047 and $274,416 at March 31, 2026 and December 31, 2025, respectively	721,953	1,390,065	1,127,621
Derivative liability	2,980,138	1,071,944	387,238
Liabilities of discontinued operations, non-current		0	97,463
Total Liabilities	7,038,725	5,090,572	4,067,950
Commitments and contingencies (Note 4)
Stockholders’ Deficit:
Common Stock, par value $0.001, 650,000,000 shares authorized, 149,860,845 and 128,889,309 shares issued and outstanding, as of March 31, 2026 and December 31, 2025, respectively	149,876	128,904	108,120
Additional paid-in capital	17,822,326	15,978,681	12,165,669
Common stock to be issued	641,646	1,611,148	373,443
Treasury stock, at cost	(66,400)	(66,400)	(66,400)
Accumulated deficit	(22,815,314)	(20,753,574)	(13,129,093)
Total Stockholders’ Deficit	(4,265,869)	(3,101,224)	(548,244)
Non-controlling interest	0	0	45,985
Total Stockholders’ Deficit	(4,265,869)	(3,101,224)	(502,259)
Total Liabilities and Stockholders’ Deficit	2,772,856	1,989,348	3,565,691
Series A Convertible Preferred Stock [Member]
Stockholders’ Deficit:
Preferred stock, value	57	17	17
Series B Convertible Preferred Stock [Member]
Stockholders’ Deficit:
Preferred stock, value	0	0	0
Series C Non Convertible Preferred Stock [Member]
Stockholders’ Deficit:
Preferred stock, value	0	0	0
Special 2020 Series A Preferred Stock [Member]
Stockholders’ Deficit:
Preferred stock, value	0	0	$ 0
Series D Convertible Preferred Stock [Member]
Stockholders’ Deficit:
Preferred stock, value	1,940	0
Special 2025 Series A Preferred Stock [Member]
Stockholders’ Deficit:
Preferred stock, value	$ 0	$ 0